Business Combinations and Divestitures	12 Months Ended
Jan. 01, 2012
Business Combinations and Divestitures [Abstract]
Business Combinations and Divestitures

20.     Business Combinations and Divestitures

Certain businesses were acquired for $2,797 million in cash and $228 million of liabilities assumed during 2011. These acquisitions were accounted for by the purchase method and, accordingly, results of operations have been included in the financial statements from their respective dates of acquisition.

The 2011 acquisitions included: Crucell N.V., a global biopharmaceutical company focused on the research & development, production and marketing of vaccines and antibodies against infectious disease worldwide; the over-the-counter (OTC) brands of J.B. Chemicals & Pharmaceuticals Limited, including RINZA ®, Russia’s leading multi-symptom cough and cold brand, and DOKTOR MOM ®, Russia’s number two selling cough brand, as well as several other brands; full ownership of the Johnson & Johnson-Merck Consumer Pharmaceuticals Co. joint venture in the U.S. from Merck Sharp & Dohme Corp; and SterilMed, Inc., a leader in the reprocessing and re-manufacturing of medical devices in the U.S.

The excess of purchase price over the estimated fair value of tangible assets acquired amounted to $2,657 million and has been assigned to identifiable intangible assets, with any residual recorded to goodwill. Of this amount, approximately $982 million has been identified as the value of IPR&D associated with the acquisition of Crucell N.V.

The IPR&D related to the acquisition of Crucell N.V. of $982 million is associated with vaccines and antibodies that prevent and/or treat infectious diseases. The value of the IPR&D was calculated using cash flow projections discounted for the risk inherent in such projects. Probability of success factors ranging from 14-81% were used to reflect inherent clinical and regulatory risk. The discount rate applied was 16%.

During the fiscal second quarter of 2011, the Company entered into a definitive agreement to acquire Synthes, Inc. for approximately $21.3 billion, approximately $19.3 billion net of cash acquired, subject to the terms of the merger agreement and currency values at the time of closing. Under the terms of the agreement, each share of Synthes common stock, subject to certain conditions, would be exchanged for approximately 35% in cash and 65% in Johnson & Johnson common stock. Synthes, Inc. is a premier global developer and manufacturer of orthopaedics devices. On December 15, 2011, a special meeting of stockholders was held at the Synthes’ offices and the Synthes shareholders approved the proposal to adopt the agreement and plan of merger. The acquisition is expected to close in the first half of 2012.

Certain businesses were acquired for $1,269 million in cash and $52 million of liabilities assumed during 2010. These acquisitions were accounted for by the purchase method and, accordingly, results of operations have been included in the financial statements from their respective dates of acquisition.

The 2010 acquisitions included: Acclarent, Inc., a privately held medical technology company dedicated to designing, developing and commercializing devices that address conditions affecting the ear, nose and throat (ENT); RespiVert Ltd., a privately held drug discovery company focused on developing small-molecule, inhaled therapies for the treatment of pulmonary diseases; and Micrus Endovascular Corporation, a global developer and manufacturer of minimally invasive devices for hemorrhagic and ischemic stroke.

The excess of purchase price over the estimated fair value of tangible assets acquired amounted to $1,185 million and has been assigned to identifiable intangible assets, with any residual recorded to goodwill. Of this amount, approximately $213 million has been identified as the value of IPR&D associated with the acquisitions of Acclarent, Inc., RespiVert Ltd. and Micrus Endovascular Corporation.

The IPR&D related to the acquisition of Acclarent, Inc. was $75 million and is associated with novel, endoscopic, catheter-based devices to meet the needs of ENT patients. The value of the IPR&D was calculated using cash flow projections discounted for the risk inherent in such projects. Probability of success factors ranging from 50-53% were used to reflect inherent clinical and regulatory risk. The discount rate applied was 16%.

The IPR&D related to the acquisition of RespiVert Ltd., was $100 million and is associated with narrow spectrum kinase inhibitors with a unique profile of anti-inflammatory activities as treatments for moderate to severe asthma, Chronic Obstructive Pulmonary Disease (COPD) and Cystic Fibrosis (CF). The value of the IPR&D was calculated using cash flow projections discounted for the risk inherent in such projects. Probability of success factors ranging from 10-12% were used to reflect inherent clinical and regulatory risk. The discount rate applied was 17%.

The IPR&D related to the acquisition of Micrus Endovascular Corporation was $38 million and is associated with ischemic and flow diverter technologies. The value of the IPR&D was calculated using cash flow projections discounted for the risk inherent in such projects. Probability of success factors ranging from 50-75% were used to reflect inherent clinical and regulatory risk. The discount rate applied was 14%.

Certain businesses were acquired for $2,470 million in cash and $875 million of liabilities assumed and non-controlling interests during 2009. These acquisitions were accounted for by the purchase method and, accordingly, results of operations have been included in the financial statements from their respective dates of acquisition.

The 2009 acquisitions included: Mentor Corporation, a leading supplier of medical products for the global aesthetics market; Cougar Biotechnology, Inc., a development stage biopharmaceutical company with a specific focus on oncology; Finsbury Orthopaedics Limited, a privately held UK-based manufacturer and global distributor of orthopaedic implants; Gloster Europe, a privately held developer of innovative disinfection processes and technologies to prevent healthcare-acquired infections and substantially all of the assets and rights of Elan’s Alzheimer’s Immunotherapy Program through a newly formed company, of which the Company owns 50.1% and Elan owns 49.9%.

The excess of purchase price over the estimated fair value of tangible assets acquired amounted to $2,940 million and has been assigned to identifiable intangible assets, with any residual recorded to goodwill. Of this amount, approximately $1,737 million has been identified as the value of IPR&D primarily associated with the acquisitions of Cougar Biotechnology, Inc. and substantially all of the assets and rights of Elan’s Alzheimer’s Immunotherapy Program. Additionally, approximately $1,107 million has been identified as the value of other intangible assets, including patents & technology and customer relationships primarily associated with the acquisition of Mentor Corporation.

The IPR&D related to the acquisition of Cougar Biotechnology, Inc. was $971 million and is associated with abiraterone acetate, a late stage, first-in-class compound for the treatment of prostate cancer. The value of the IPR&D was calculated using cash flow projections discounted for the risk inherent in such projects. Probability of success factors ranging from 60 — 85% were used to reflect inherent clinical and regulatory risk. The discount rate applied was 23.5%.

During 2009, the Company acquired substantially all of the assets and rights of Elan’s Alzheimer’s Immunotherapy Program through a newly formed company, Janssen Alzheimer Immunotherapy (JAI), of which the Company owns 50.1% and Elan owns 49.9%. In addition, the Company purchased approximately 107 million newly issued American Depositary Receipts (ADRs) of Elan, representing 18.4% of Elan’s outstanding ordinary shares. As part of this transaction, the Company paid $885 million to Elan and committed to fund up to $250 million of Elan’s share of research and development spending by JAI. Of this total consideration of $1,135 million, $793 million represents the fair value of the 18.4% investment in Elan based on Elan’s share price in an actively traded market as of the date of this transaction. The IPR&D related to this transaction was $679 million and is associated with bapineuzumab, a potential first-in-class treatment that is being evaluated for slowing the progression of Alzheimer’s Disease. The value of the IPR&D was calculated using cash flow projections discounted for the risk inherent in such projects. Probability of success factors ranging from 40 — 50% were used to reflect inherent clinical and regulatory risk. The discount rate applied was 26%. The non-controlling interest related to this transaction was $590 million, which the Company has recorded in other non-current liabilities.

Supplemental proforma information for 2011, 2010 and 2009 in accordance with U.S. GAAP standards related to business combinations, and goodwill and other intangible assets, is not provided, as the impact of the aforementioned acquisitions did not have a material effect on the Company’s results of operations, cash flows or financial position.

During 2011, the Company divestitures included, the Animal Health Business to Elanco, a Division of Eli Lilly, MONISTAT® in Canada, the U.S. and its territories (including Puerto Rico), assets of the Ortho Dermatologics division in the U.S. to subsidiaries of Valeant Pharmaceuticals International, Inc. and the Surgical Instruments Business of Codman & Shurtleff, Inc. In 2011, the gains on the divestitures of businesses were $1.0 billion. During 2010, the Company divestitures included the Breast Care Business of Ethicon Endo-Surgery Inc. The gains on the divestitures were recognized in Other (income)/expense, net.